CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,290,313)	$ (940,987)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Net loss attributable to noncontrolling interests in Omagine LLC	(1,644)
Depreciation and amortization	2,805	2,843
Stock based compensation related to stock options	69,374	82,530
Issuance of Common Stock for 401K contribution	72,500	72,500
Issuance of Common Stock for stockholder investor relations		47,500
Issuance of Common Stock in payment of salaries payable	187,500	100,000
Issuance of stock grant to consultant	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees	300,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets and other assets	350	(1,155)
Accounts payable	53,389	9,205
Accrued expenses and other current liabilities	16,072	16,639
Accrued officers' payroll	(9,999)	67,500
Accrued Interest on convertible notes payable	38,191	21,163
Net cash flows used by operating activities	(555,025)	(522,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	8,659	1,341
Proceeds from sales of Common Stock	500,000	400,000
Capital contributions from noncontrolling interests in Omagine LLC	156,000
Issuance of convertible notes payable		175,000
Net cash flows provided by financing activities	664,659	576,341
NET CHANGE IN CASH	109,634	54,079
CASH BEGINNING OF PERIOD	148,217	155,821
CASH END OF PERIOD	257,851	209,900
Income taxes paid	1,289	3,031
Interest paid